SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
19.	SHARE-BASED COMPENSATION

On November 3, 2005, the Group adopted the 2005 Stock Option Plan, which allowed the Group to grant options to its employees and directors to purchase 1,867,500 ordinary shares subject to vesting requirement. In April and May 2006, additional options to purchase 2,400,000 ordinary shares were authorized with the approval from shareholders. No options shall be exercisable after ten years from the date of grant. The options will vest first 1/4 on a date specified in the option award agreement, which is usually a date approximately 9 months or one year from the date of grant, and thereafter, 1/48 on each of the monthly anniversaries or 1/16 on each of the quarterly anniversaries from the first vesting date.

On July 30, 2007, the Board of Directors and shareholders adopted the 2007 Share Incentive Plan as amended on August 1, 2007, which authorized to grant to employees and non-employees options to purchase ordinary shares or nonvested shares up to a total of 1,100,000 ordinary shares of the Company with an annual increase up to 3% of the number of ordinary shares outstanding as of the first day of each year beginning 2008. The plan will expire on the tenth anniversary of the effective date of the plan. The term of any option granted under the 2007 Share Incentive Plan shall not exceed ten years. The options and nonvested shares will vest first 1/4 on the first anniversary of the date of grant and thereafter, 1/16 on each of the quarterly anniversaries from of the first vesting date.

I. Stock Options

Termination of option

If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days after his or her severance date to exercise the options (or portion thereof) to the extent that they were vested on the severance date; (b) the options to the extent not vested on the severance date, shall terminate on the severance date; (c) the options, to the extent exercisable for the 30-day period following the severance date and not exercised during such period, shall terminate at the close of the business on the last day of the 30-day period.

Option exercise

The option shall be exercisable by the delivery of a written notice to the Company, in the form approved by the Company, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Company.

Options to employees and non-employee directors

During the years ended December 31, 2009, 2010 and 2011, the Company granted a total of 146,000, 776,340 and 1,360,805 share options to employees and non-employee directors at an exercise price ranging from $4.58 to $14.69 per share, $16.90 to $35.50 and $6.73 to $29.74 per share, respectively.

The following table summarizes information regarding the stock options granted:

Quarter ended	Options granted	Weighted average exercise price per option	Weighted average fair value per option at the grant dates	Weighted average intrinsic value per option at the grant dates

March 31, 2009	48,000	4.58	1.60	—
June 30, 2009	15,000	5.00	1.74	—
September 30, 2009	39,500	11.00	3.83	—
December 31, 2009	43,500	14.69	5.30	—
March 31, 2010	123,000	16.90	6.09	—
June 30, 2010	97,500	21.70	7.83	—
December 31, 2010	555,840	34.50	12.09	—
March 31, 2011	221,400	29.29	9.90	—
September 30, 2011	1,078,405	9.50	3.30	—
December 31, 2011	61,000	8.71	4.63	—

Total	2,283,145

	Number of options	Weighted average exercise price per option	Weighted average fair value per option at the grant dates

Outstanding as of January 1, 2011	3,322,628	10.13	3.32
Granted	1,360,805	12.69	4.44
Forfeited	(112,460)	18.59	6.22
Exercised	(317,942)	4.34	1.28

Outstanding as of December 31, 2011	4,253,031	11.16	3.75

The following table summarizes information with respect to stock options outstanding as of December 31, 2011:

		Options outstanding			Options exercisable
	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price per option	Aggregate intrinsic value as of December 31, 2011	Number exercisable	Weighted average exercise price per option	Aggregate intrinsic value as of December 31, 2011

Ordinary shares	4,253,031	3.83	11.16	12,925	2,177,784	6.17	10,654

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $9.07 of the Company’s common stock as of December 31, 2011.

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $12,760, $47,703 and $6,593, respectively.

The range of fair value of the options as of their respective grant dates is as follows:

	For the years ended December 31,
	2009	2010	2011

Options	1.60-5.30	6.09-12.13	2.42-10.05

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods.

For the years ended December 31,
	2009	2010	2011

Volatility	40.8%-44.7%	41.5%-44.7%	41.41%-69.0%
Risk-free interest rate of return	2.62%-3.62%	1.89%-2.62%	1.54%-1.89%
Expected term	3.61 years	3.61-4.11 years	3.61-4.11 years
Dividend yield	—	—	—

(1)	Volatility

The fair value of each option award was estimated on the date of grant using the Black-Scholes Method valuation model. The volatility assumption was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options. From October 2011, the volatility was estimated based on the historical volatility of the Company’s share price as the Company has accumulated sufficient history of stock price for a period comparable to the expected term of the options. Assumptions about the expected term were based on the vesting and contractual terms.

(2)	Risk-free interest rate of return

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

As the Company did not have sufficient historical share option exercise experience, it estimated the expected term as the average between the vesting term of the options and the original contractual term.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Company’s Board of Directors.

(6)	Fair value of underlying ordinary shares

When estimating the fair value of the ordinary shares on the grant dates before the Initial Public Offering (the “IPO”) of the Company, management considered a number of factors, including the result of equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events. After the IPO, the closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

The Group recorded share-based compensation of $1,311, $1,482 and $4,411 for options granted to employees and non-employee directors for the years ended December 31, 2009, 2010 and 2011, respectively, using the graded vesting attribution method.

There was total unrecognized compensation expense of $11,421 related to unvested share options granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 1.72 years according to the graded vesting schedule.

II. Nonvested Shares

In 2009, 2010 and 2011, the Company granted 89,874, 298,874 and 286,916 nonvested ordinary shares, respectively, to employees under 2007 Share Incentive Plan. The nonvested shares will vest first 1/4 on the first anniversary of the vesting commencement date and thereafter the remaining 3/4 will vest on a pro-rata basis after the expiration of each of the 12 quarters after the first vesting date.

A summary of the nonvested shares activity is as follows:

	Weighted number of nonvested shares	Weighted average fair value per ordinary share at the grant dates

Outstanding as of January 1, 2011	357,907	21.06
Granted	286,916	22.96
Vested	(123,444)	18.27
Forfeited	(73,428)	24.57

Outstanding as of December 31, 2011	447,951	22.47

In December 2010, the Company granted 85,000 nonvested shares to certain executives and employees at a discount purchase price of $22.00 per share, which is lower than the market closing price of $34.13 on December 15, 2010, the day before the grant date, by $12.13. 25% of the 85,000 nonvested shares will vest on the first anniversary of the grant date and 6.25% will vest each of the following 12 quarter. The total purchase price of $1,210, net of forfeiture, was recorded as a liability when the amount was paid by the relevant executives and employees. This liability will be eliminated with a corresponding increase in equity upon the vesting of nonvested shares over the vesting period.

The total fair value of nonvested shares vested during the years ended December 31, 2009, 2010 and 2011 was $128, $959 and $2,777, respectively.

The Company recorded compensation expenses based on the fair value of nonvested shares on the grant dates over the requisite service period of award using the graded vesting attribution method. The fair value of the nonvested shares on the grant date was the closing market price of the ordinary shares as of the date. For nonvested share granted in 2009, 2010 and 2011, the fair value at the date of grant ranged from $4.75 to $35.50. The related compensation expense of $254, $1,765 and $3,958 was recorded in 2009, 2010 and 2011, respectively.

There was total unrecognized compensation expense of $5,538 related to nonvested shares granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 2.95 years according to the graded vesting schedule.

III. Nonvested shares of a subsidiary granted to employees

In September 2011, the Company incorporated a wholly owned subsidiary named VanceInfo Financial Solutions Limited (“VanceInfo Financial Solutions”) to strengthen its business intelligence service. The Company is committed to granting up to 33.3% equity interest or 1,000,000 ordinary shares of VanceInfo Financial Solutions in the form of nonvested shares to key employees for their continuing employment. The Company is entitled to the right of repurchasing all equity interests held by the key employees after December 31, 2012. In November 2011, 790,000 of VanceInfo Financial Solutions’ nonvested shares were granted to newly recruited key employees of VanceInfo Financial Solutions. 50% of 790,000 nonvested shares will vest on November 1, 2012 and remaining 50% will vest on a pro-rata basis after the expiration of each of the four quarters after the first anniversary. At the completion of the vesting period the noncontrolling interest of VanceInfo Financial Solutions will be recorded. The fair value of VanceInfo Financial Solutions’ nonvested shares as of grant date was $1.14 per share and related compensation expense of $75 was recorded in 2011. As of December 31, 2011 the total unrecognized compensation expense was $826, which is expected to be recognized in 1.84 years using straight line method.